Report of the directors financial review risk report - Distribution of financial instruments to which the impairment requirements in IFRS 9 are applied, by credit quality and stage allocation (Details) - USD ($)
$ in Millions
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets and off-balance sheet loan commitments	$ 2,688,248	$ 2,619,610
Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	959,558	923,561
Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	100,921	104,475
Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	649,178	618,402
Loans and other credit-related commitments | 12-month expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	609,937	583,242
Loans and other credit-related commitments | Lifetime expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	37,699	33,853
Loans and other credit-related commitments | Lifetime expected credit losses | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,542	1,307
Loans and other credit-related commitments | Lifetime expected credit losses | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	18,831	18,731
Financial guarantees | 12-month expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	16,127	16,065
Financial guarantees | Lifetime expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	2,523	2,450
Financial guarantees | Lifetime expected credit losses | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	181	216
Financial guarantees | Lifetime expected credit losses | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Debt instruments measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	131,250	109,066
Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	959,558	923,561
Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	100,921	104,475
Debt instruments measured at amortised cost | Other financial assets measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	959,760	954,441
Debt instruments measured at amortised cost | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	100,623	74,559
Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	807,270	775,207
Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	99,605	102,705
Debt instruments measured at amortised cost | 12-month expected credit losses | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	945,806	938,703
Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	139,574	135,588
Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12,678	12,675
Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	36	91
Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,255	1,710
Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	61	60
Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	13,433	15,174
Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	520	564
Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1	0
Debt instruments at FVOCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	300,275	278,131
Debt instruments at FVOCI | 12-month expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	298,238	275,643
Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,031	2,482
Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4	4
Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2	2
Gross carrying/ nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	668,408	637,571
Financial assets and off-balance sheet loan commitments	2,700,948	2,632,057
Gross carrying/ nominal amount | Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	649,526	618,788
Gross carrying/ nominal amount | Loans and other credit-related commitments | 12-month expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	610,072	583,383
Gross carrying/ nominal amount | Loans and other credit-related commitments | Lifetime expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	37,849	34,033
Gross carrying/ nominal amount | Loans and other credit-related commitments | Lifetime expected credit losses | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,605	1,372
Gross carrying/ nominal amount | Loans and other credit-related commitments | Lifetime expected credit losses | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying/ nominal amount | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	18,882	18,783
Gross carrying/ nominal amount | Financial guarantees | 12-month expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	16,135	16,071
Gross carrying/ nominal amount | Financial guarantees | Lifetime expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	2,535	2,463
Gross carrying/ nominal amount | Financial guarantees | Lifetime expected credit losses | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	212	249
Gross carrying/ nominal amount | Financial guarantees | Lifetime expected credit losses | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying/ nominal amount | Debt instruments measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,032,540	1,994,486
Gross carrying/ nominal amount | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	971,296	935,008
Gross carrying/ nominal amount | Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	100,995	104,544
Gross carrying/ nominal amount | Debt instruments measured at amortised cost | Other financial assets measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	960,249	954,934
Gross carrying/ nominal amount | Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	808,376	776,299
Gross carrying/ nominal amount | Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	99,623	102,723
Gross carrying/ nominal amount | Debt instruments measured at amortised cost | 12-month expected credit losses | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	945,902	938,798
Gross carrying/ nominal amount | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	142,843	139,076
Gross carrying/ nominal amount | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	20,016	19,504
Gross carrying/ nominal amount | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	61	129
Gross carrying/ nominal amount | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,288	1,739
Gross carrying/ nominal amount | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	84	82
Gross carrying/ nominal amount | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	13,580	15,339
Gross carrying/ nominal amount | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	757	797
Gross carrying/ nominal amount | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	10	0
Gross carrying/ nominal amount | Debt instruments at FVOCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	300,400	278,258
Gross carrying/ nominal amount | Debt instruments at FVOCI | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	287,195	265,147
Gross carrying/ nominal amount | Debt instruments at FVOCI | 12-month expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	298,312	275,709
Gross carrying/ nominal amount | Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,081	2,542
Gross carrying/ nominal amount | Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5	5
Gross carrying/ nominal amount | Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2	2
Gross carrying/ nominal amount | Strong
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets and off-balance sheet loan commitments	1,839,224	1,805,212
Gross carrying/ nominal amount | Strong | Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	412,775	402,972
Gross carrying/ nominal amount | Strong | Loans and other credit-related commitments | 12-month expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	401,616	398,120
Gross carrying/ nominal amount | Strong | Loans and other credit-related commitments | Lifetime expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	11,159	4,852
Gross carrying/ nominal amount | Strong | Loans and other credit-related commitments | Lifetime expected credit losses | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying/ nominal amount | Strong | Loans and other credit-related commitments | Lifetime expected credit losses | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying/ nominal amount | Strong | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	8,195	8,281
Gross carrying/ nominal amount | Strong | Financial guarantees | 12-month expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	8,020	8,189
Gross carrying/ nominal amount | Strong | Financial guarantees | Lifetime expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	175	92
Gross carrying/ nominal amount | Strong | Financial guarantees | Lifetime expected credit losses | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying/ nominal amount | Strong | Financial guarantees | Lifetime expected credit losses | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying/ nominal amount | Strong | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	514,425	492,711
Gross carrying/ nominal amount | Strong | Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	89,733	92,675
Gross carrying/ nominal amount | Strong | Debt instruments measured at amortised cost | Other financial assets measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	814,096	808,573
Gross carrying/ nominal amount | Strong | Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	484,205	458,706
Gross carrying/ nominal amount | Strong | Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	89,658	92,377
Gross carrying/ nominal amount | Strong | Debt instruments measured at amortised cost | 12-month expected credit losses | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	813,916	807,893
Gross carrying/ nominal amount | Strong | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	30,220	34,005
Gross carrying/ nominal amount | Strong | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Strong | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Strong | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	75	298
Gross carrying/ nominal amount | Strong | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Strong | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Strong | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	180	680
Gross carrying/ nominal amount | Strong | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Strong | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Strong | Debt instruments at FVOCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	278,855	260,654
Gross carrying/ nominal amount | Strong | Debt instruments at FVOCI | 12-month expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	278,748	260,411
Gross carrying/ nominal amount | Strong | Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	107	243
Gross carrying/ nominal amount | Strong | Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Strong | Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Good
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets and off-balance sheet loan commitments	444,571	413,937
Gross carrying/ nominal amount | Good | Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	144,157	132,402
Gross carrying/ nominal amount | Good | Loans and other credit-related commitments | 12-month expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	134,384	121,581
Gross carrying/ nominal amount | Good | Loans and other credit-related commitments | Lifetime expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	9,773	10,821
Gross carrying/ nominal amount | Good | Loans and other credit-related commitments | Lifetime expected credit losses | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying/ nominal amount | Good | Loans and other credit-related commitments | Lifetime expected credit losses | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying/ nominal amount | Good | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4,846	4,669
Gross carrying/ nominal amount | Good | Financial guarantees | 12-month expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4,466	4,245
Gross carrying/ nominal amount | Good | Financial guarantees | Lifetime expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	380	424
Gross carrying/ nominal amount | Good | Financial guarantees | Lifetime expected credit losses | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying/ nominal amount | Good | Financial guarantees | Lifetime expected credit losses | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying/ nominal amount | Good | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	210,675	196,735
Gross carrying/ nominal amount | Good | Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,282	4,833
Gross carrying/ nominal amount | Good | Debt instruments measured at amortised cost | Other financial assets measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	80,611	75,298
Gross carrying/ nominal amount | Good | Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	173,801	170,055
Gross carrying/ nominal amount | Good | Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,181	4,465
Gross carrying/ nominal amount | Good | Debt instruments measured at amortised cost | 12-month expected credit losses | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	78,629	70,794
Gross carrying/ nominal amount | Good | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	36,874	26,680
Gross carrying/ nominal amount | Good | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Good | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Good | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	101	368
Gross carrying/ nominal amount | Good | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Good | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Good | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,982	4,504
Gross carrying/ nominal amount | Good | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Good | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Good | Debt instruments at FVOCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12,215	9,957
Gross carrying/ nominal amount | Good | Debt instruments at FVOCI | 12-month expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12,202	9,852
Gross carrying/ nominal amount | Good | Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	13	105
Gross carrying/ nominal amount | Good | Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Good | Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Satisfac-tory
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets and off-balance sheet loan commitments	354,074	348,572
Gross carrying/ nominal amount | Satisfac-tory | Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	83,471	74,410
Gross carrying/ nominal amount | Satisfac-tory | Loans and other credit-related commitments | 12-month expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	71,762	60,990
Gross carrying/ nominal amount | Satisfac-tory | Loans and other credit-related commitments | Lifetime expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	11,709	13,420
Gross carrying/ nominal amount | Satisfac-tory | Loans and other credit-related commitments | Lifetime expected credit losses | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying/ nominal amount | Satisfac-tory | Loans and other credit-related commitments | Lifetime expected credit losses | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying/ nominal amount | Satisfac-tory | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4,810	4,571
Gross carrying/ nominal amount | Satisfac-tory | Financial guarantees | 12-month expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	3,502	3,488
Gross carrying/ nominal amount | Satisfac-tory | Financial guarantees | Lifetime expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,308	1,083
Gross carrying/ nominal amount | Satisfac-tory | Financial guarantees | Lifetime expected credit losses | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying/ nominal amount | Satisfac-tory | Financial guarantees | Lifetime expected credit losses | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying/ nominal amount | Satisfac-tory | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	199,372	196,486
Gross carrying/ nominal amount | Satisfac-tory | Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,614	5,643
Gross carrying/ nominal amount | Satisfac-tory | Debt instruments measured at amortised cost | Other financial assets measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	60,807	67,462
Gross carrying/ nominal amount | Satisfac-tory | Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	145,995	142,408
Gross carrying/ nominal amount | Satisfac-tory | Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,467	5,466
Gross carrying/ nominal amount | Satisfac-tory | Debt instruments measured at amortised cost | 12-month expected credit losses | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	53,012	59,887
Gross carrying/ nominal amount | Satisfac-tory | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	53,377	54,078
Gross carrying/ nominal amount | Satisfac-tory | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Satisfac-tory | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Satisfac-tory | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	147	177
Gross carrying/ nominal amount | Satisfac-tory | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Satisfac-tory | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Satisfac-tory | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7,795	7,575
Gross carrying/ nominal amount | Satisfac-tory | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Satisfac-tory | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Satisfac-tory | Debt instruments at FVOCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7,591	5,730
Gross carrying/ nominal amount | Satisfac-tory | Debt instruments at FVOCI | 12-month expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7,362	5,446
Gross carrying/ nominal amount | Satisfac-tory | Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	229	284
Gross carrying/ nominal amount | Satisfac-tory | Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Satisfac-tory | Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Sub-standard
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets and off-balance sheet loan commitments	40,334	42,203
Gross carrying/ nominal amount | Sub-standard | Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	7,518	7,632
Gross carrying/ nominal amount | Sub-standard | Loans and other credit-related commitments | 12-month expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	2,310	2,692
Gross carrying/ nominal amount | Sub-standard | Loans and other credit-related commitments | Lifetime expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	5,208	4,940
Gross carrying/ nominal amount | Sub-standard | Loans and other credit-related commitments | Lifetime expected credit losses | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying/ nominal amount | Sub-standard | Loans and other credit-related commitments | Lifetime expected credit losses | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying/ nominal amount | Sub-standard | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	819	1,013
Gross carrying/ nominal amount | Sub-standard | Financial guarantees | 12-month expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	147	149
Gross carrying/ nominal amount | Sub-standard | Financial guarantees | Lifetime expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	672	864
Gross carrying/ nominal amount | Sub-standard | Financial guarantees | Lifetime expected credit losses | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying/ nominal amount | Sub-standard | Financial guarantees | Lifetime expected credit losses | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying/ nominal amount | Sub-standard | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	26,747	29,443
Gross carrying/ nominal amount | Sub-standard | Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,282	1,311
Gross carrying/ nominal amount | Sub-standard | Debt instruments measured at amortised cost | Other financial assets measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,968	2,804
Gross carrying/ nominal amount | Sub-standard | Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,375	5,130
Gross carrying/ nominal amount | Sub-standard | Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	317	415
Gross carrying/ nominal amount | Sub-standard | Debt instruments measured at amortised cost | 12-month expected credit losses | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	345	224
Gross carrying/ nominal amount | Sub-standard | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	22,372	24,313
Gross carrying/ nominal amount | Sub-standard | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Sub-standard | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Sub-standard | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	965	896
Gross carrying/ nominal amount | Sub-standard | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Sub-standard | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Sub-standard | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,623	2,580
Gross carrying/ nominal amount | Sub-standard | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Sub-standard | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Sub-standard | Debt instruments at FVOCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,732	1,910
Gross carrying/ nominal amount | Sub-standard | Debt instruments at FVOCI | 12-month expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Sub-standard | Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,732	1,910
Gross carrying/ nominal amount | Sub-standard | Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Sub-standard | Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets and off-balance sheet loan commitments	22,745	22,133
Gross carrying/ nominal amount | Credit impaired | Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,605	1,372
Gross carrying/ nominal amount | Credit impaired | Loans and other credit-related commitments | 12-month expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying/ nominal amount | Credit impaired | Loans and other credit-related commitments | Lifetime expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying/ nominal amount | Credit impaired | Loans and other credit-related commitments | Lifetime expected credit losses | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,605	1,372
Gross carrying/ nominal amount | Credit impaired | Loans and other credit-related commitments | Lifetime expected credit losses | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying/ nominal amount | Credit impaired | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	212	249
Gross carrying/ nominal amount | Credit impaired | Financial guarantees | 12-month expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying/ nominal amount | Credit impaired | Financial guarantees | Lifetime expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying/ nominal amount | Credit impaired | Financial guarantees | Lifetime expected credit losses | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	212	249
Gross carrying/ nominal amount | Credit impaired | Financial guarantees | Lifetime expected credit losses | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying/ nominal amount | Credit impaired | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	20,077	19,633
Gross carrying/ nominal amount | Credit impaired | Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	84	82
Gross carrying/ nominal amount | Credit impaired | Debt instruments measured at amortised cost | Other financial assets measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	767	797
Gross carrying/ nominal amount | Credit impaired | Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Credit impaired | Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Credit impaired | Debt instruments measured at amortised cost | 12-month expected credit losses | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Credit impaired | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Credit impaired | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	20,016	19,504
Gross carrying/ nominal amount | Credit impaired | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	61	129
Gross carrying/ nominal amount | Credit impaired | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Credit impaired | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	84	82
Gross carrying/ nominal amount | Credit impaired | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Credit impaired | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Credit impaired | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	757	797
Gross carrying/ nominal amount | Credit impaired | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	10	0
Gross carrying/ nominal amount | Credit impaired | Debt instruments at FVOCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7	7
Gross carrying/ nominal amount | Credit impaired | Debt instruments at FVOCI | 12-month expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Credit impaired | Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Credit impaired | Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5	5
Gross carrying/ nominal amount | Credit impaired | Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2	2
Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(12,800)	(12,600)
Off-balance sheet commitments	(399)	(438)
Financial assets and off-balance sheet loan commitments	(12,700)	(12,447)
Allowance for ECL | Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(348)	(386)
Allowance for ECL | Loans and other credit-related commitments | 12-month expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(135)	(141)
Allowance for ECL | Loans and other credit-related commitments | Lifetime expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(150)	(180)
Allowance for ECL | Loans and other credit-related commitments | Lifetime expected credit losses | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(63)	(65)
Allowance for ECL | Loans and other credit-related commitments | Lifetime expected credit losses | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Allowance for ECL | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(51)	(52)
Allowance for ECL | Financial guarantees | 12-month expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(8)	(6)
Allowance for ECL | Financial guarantees | Lifetime expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(12)	(13)
Allowance for ECL | Financial guarantees | Lifetime expected credit losses | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(31)	(33)
Allowance for ECL | Financial guarantees | Lifetime expected credit losses | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Allowance for ECL | Debt instruments measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(12,301)	(12,009)
Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(11,738)	(11,447)
Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(74)	(69)
Allowance for ECL | Debt instruments measured at amortised cost | Other financial assets measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(489)	(493)
Allowance for ECL | Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,106)	(1,092)
Allowance for ECL | Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(18)	(18)
Allowance for ECL | Debt instruments measured at amortised cost | 12-month expected credit losses | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(96)	(95)
Allowance for ECL | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(3,269)	(3,488)
Allowance for ECL | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(7,338)	(6,829)
Allowance for ECL | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(25)	(38)
Allowance for ECL | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(33)	(29)
Allowance for ECL | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(23)	(22)
Allowance for ECL | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Allowance for ECL | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(147)	(165)
Allowance for ECL | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(237)	(233)
Allowance for ECL | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(9)	0
Allowance for ECL | Debt instruments at FVOCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(125)	(127)
Allowance for ECL | Debt instruments at FVOCI | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(125)	(126)
Allowance for ECL | Debt instruments at FVOCI | 12-month expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(74)	(66)
Allowance for ECL | Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(50)	(60)
Allowance for ECL | Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1)	(1)
Allowance for ECL | Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 0	$ 0